Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets
Total deferred tax assets	$ (15,767,275)	$ (20,024,215)	$ (24,839,145)
Deferred tax liabilities
Net deferred tax	(15,767,275)	(20,024,215)
Tax Loss-Carry Forward [Member]
Deferred tax assets
Total deferred tax assets		26,988,067	21,215,789
Others financial assets [Member]
Deferred tax assets
Total deferred tax assets		813,780
Deferred tax liabilities
Total deferred tax liabilities		(464,404)
Others [Member]
Deferred tax assets
Total deferred tax assets		2,516,719
Deferred tax liabilities
Total deferred tax liabilities		(546,277)
Royalties [Member]
Deferred tax assets
Total deferred tax assets		764,888	723,082
Trade receivables [Member]
Deferred tax assets
Total deferred tax assets		532,106	447,449
Allowances [Member]
Deferred tax assets
Total deferred tax assets		942,587	1,213,899
Government grants [Member]
Deferred tax assets
Total deferred tax assets		15,090	93,996
Total deferred tax assets [Member]
Deferred tax assets
Total deferred tax assets		32,573,237	28,433,321
Intangible assets [Member]
Deferred tax assets
Total deferred tax assets	(15,767,275)	(28,444,095)	(29,117,986)
Deferred tax liabilities
Total deferred tax liabilities	(15,767,275)	(28,444,095)
Property, plant and equipment depreciation [Member]
Deferred tax assets
Total deferred tax assets		(14,608,912)	(13,678,341)
Deferred tax liabilities
Total deferred tax liabilities		(14,608,912)
Inventories [Member]
Deferred tax assets
Total deferred tax assets		(8,041,220)
Deferred tax liabilities
Total deferred tax liabilities		(8,041,220)
Right-of-use leased asset [Member]
Deferred tax assets
Total deferred tax assets		(190,088)	(120,442)
Deferred tax liabilities
Total deferred tax liabilities		(190,088)
Inflation tax adjustment [Member]
Deferred tax assets
Total deferred tax assets		(302,456)	(1,131,895)
Deferred tax liabilities
Total deferred tax liabilities		(302,456)
Total deferred tax liabilities [Member]
Deferred tax assets
Total deferred tax assets	(15,767,275)	(52,597,452)	$ (53,272,466)
Deferred tax liabilities
Total deferred tax liabilities	$ (15,767,275)	$ (52,597,452)